Consolidated income statements - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Consolidated income statements
Revenue	kr 41,333	kr 37,977	kr 136,322
Royalty expenses	(415)	(3,356)	(14,163)
Research and development expenses	(561,423)	(438,219)	(323,949)
Administrative expenses	(67,881)	(43,543)	(47,343)
Other operating income	444	1,099,526	607
Operating result	(587,942)	652,385	(248,526)
Financial income	14,655	9,988	2,122
Financial expenses	(3,390)	(37,322)	(33,509)
Result before tax	(576,677)	625,051	(279,913)
Income tax	5,136	(43,773)	5,500
Net result for the year	kr (571,541)	kr 581,278	kr (274,413)
Earnings/loss per share - DKK
Basic earnings/loss per share	kr (16.91)	kr 18.94	kr (9.85)
Diluted earnings/loss per share	kr (16.91)	kr 18.94	kr (9.85)

[1]	See note 1 to the consolidated financial statements.